Other Long-Term Assets	12 Months Ended
Aug. 31, 2020
Other Long Term Assets [Abstract]
Other Long-Term Assets
8. OTHER LONG-TERM ASSETS

	2020	2019
	$	$
Equipment costs subject to a deferred revenue arrangement	67	93
Long-term Wireless handset receivables	35	45
Costs incurred to obtain or fulfill a contract with a customer	37	35
Credit facility arrangement fees	4	4
Other	20	18
	163	195

Amortization provided in the accounts for 2020 amounted to $65 (2019 - $85) and was recorded as amortization of deferred equipment costs.